Other receivables and other payables - Payments made (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Payment made	R 0	R (185)	R (577)
Total cash payments made	(3,733)	(4,730)	(2,331)
Payments in excess of the original fair value (operating cash flows)	R (3,733)	(4,545)	(1,754)
Deferred payment and deferred consideration liabilities | Commodity price risk
Disclosure of detailed information about business combination [line items]
Increase in loss due to increase in commodity price			101
Deferred payment and deferred consideration liabilities | Commodity price risk | 4E Basket Price
Disclosure of detailed information about business combination [line items]
Percentage increase in risk assumption	1.00%
Increase in loss due to increase in commodity price	R 70	52
Deferred payment and deferred consideration liabilities | Commodity price risk | Lithium Hydroxide Price
Disclosure of detailed information about business combination [line items]
Percentage increase in risk assumption	1.00%
Increase in loss due to increase in commodity price	R 27
Keliber
Disclosure of detailed information about business combination [line items]
Marikana dividend obligation	1,147	0	0	R 0
Marikana
Disclosure of detailed information about business combination [line items]
Marikana dividend obligation	1,626	2,129	1,539	R 0
Carrying value | Keliber
Disclosure of detailed information about business combination [line items]
Marikana dividend obligation	1,434
Carrying value | Marikana
Disclosure of detailed information about business combination [line items]
Marikana dividend obligation	1,257
Rustenburg Operations acquisition
Disclosure of detailed information about business combination [line items]
Payment made	(3,607)	(4,441)	(2,246)
Pandora acquisition by Lonmin
Disclosure of detailed information about business combination [line items]
Payment made	(126)	(178)	(85)
SFA Oxford Limited
Disclosure of detailed information about business combination [line items]
Contingent consideration (SFA (Oxford) acquisition)	R 0	R (111)	R 0